Summary of Significant Accounting Policies - Income Tax Expense - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [line items]
Deferred tax expense	€ (731,000,000)	€ (909,000,000)	€ (544,000,000)
Elimination of inter-segment amounts [member]
Disclosure of income taxes [line items]
Deferred tax expense	€ 0